Deferred Revenue	12 Months Ended
Sep. 30, 2021
Deferred Revenue
Deferred Revenue
9.	Deferred Revenue

Activity for deferred revenue for the years ended September 30, 2021 and 2020 is as follows:

	For the year ended	For the year ended
	September 30, 2021	September 30, 2020
Beginning balance	$1,804	$1,438
Acquisitions	316	330
Net addition	332	36
Ending balance	$2,452	$1,804